Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jul. 21, 2016
Accounting Policies [Abstract]
Cash equivalents	$ 252,364	$ 468	$ 2,533
Accounts receivable	$ 3,110	$ 81,000